Derivatives and Fair Value Measurements - Fair Values of Swaps in Condensed Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments	$ 4
Liability derivatives not designated as hedging instruments	(5,490)	$ (5,425)
Net total not designated as hedging instruments	(5,486)	(5,425)
Swaps [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liability derivatives not designated as hedging instruments	(4,267)	(5,062)
Net total not designated as hedging instruments	(4,267)	(5,062)
Swaps [Member] | Other Deferred Credits [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments	4
Liability derivatives not designated as hedging instruments	(1,223)	(363)
Net total not designated as hedging instruments	$ (1,219)	$ (363)